INVENTORY (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Inventory Abstract
Schedule of inventory

	June 30, 2023	December 31, 2022
	$	$
Finished goods	1,187	3,355
Work in progress - vehicles	7,797	4,785
Parts for resale	1,969	1,928
Total Inventory	10,953	10,068